INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY (Tables)	12 Months Ended
Dec. 31, 2023
INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY
Summary of company's subsidiaries

Details of the Company’s subsidiaries at 31 December 2023 are as follows:

	Country of	Ownership	Voting Power	Nature of
Name of Undertaking	Incorporation	Interest (%)	Held (%)	Business
Argo Innovation Labs Inc.	Canada	100%	100%	***
9377-2556 Quebec Inc.	Canada	100%	100%	**
9366-5230 Quebec Inc.	Canada	100%	100%	**
Argo Holdings US Inc.	USA	100%	100%	****
Argo Operating US LLC	USA	100%	100%	*

* The provision of cryptocurrency mining services

** The provision of cryptocurrency mining sites

*** Converted from the provision of cryptocurrency mining services to cost centre in 2023

**** Holding company

Summary of investment in subsidiaries

	2023	2022
Investment in subsidiaries	$’000	$’000

At January 1	65,000	15,067
Impairment	(21,017)	—
Additions	—	65,000
Disposals	—	(15,067)
At 31 December	43,983	65,000

Summary of effects of the disposal of subsidiaries

Group
At 28 December
2022
$000
Carrying amounts of assets and liabilities as at the date of disposal:
Cash and bank balances	1,678
Property, plant and equipment	129,736
Trade and other debtors	367
Total assets	131,782
Trade and other creditors	12,077
Total liabilities	12,077
Net assets disposed of	119,705
Cash flows arising from disposal:
Proceeds used to paydown existing debt	56,029
Proceeds used for new loans	8,258
Total Proceeds	64,287
Net assets disposed of (as above)	119,705
Loss on disposal	(55,418)